Unaudited Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, at beginning at Dec. 31, 2014	$ 5,804	$ 33,284,831	$ (22,098,243)	$ 11,192,392
Balance, at beginning (in shares) at Dec. 31, 2014	58,033,560
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering of common shares, net	$ 1,101	3,543,347		$ 3,544,448
Offering of common shares, net (in shares)	11,013,170			11,013,170
Common shares for payment of accounts payable	$ 2	5,598		$ 5,600
Common shares for payment of accounts payable (in shares)	16,334			16,334
Warrants exercised	$ 100	(100)
Warrants exercised (in shares)	999,667			999,667
Share-based compensation	$ 241	886,932		$ 887,173
Share-based compensation (in shares)	2,409,681			2,409,681
Relative fair value of warrants to purchase Common Stock issued in connection with promissory notes
Net loss			(12,452,260)	(12,452,260)
Balance, at end at Dec. 31, 2015	$ 7,248	37,720,608	(34,550,503)	$ 3,177,353
Balance, at end (in shares) at Dec. 31, 2015	72,472,412			72,472,412
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering of common shares, net	$ 3,746	2,933,046		$ 2,936,792
Offering of common shares, net (in shares)	37,475,620			37,475,620
Share-based compensation	$ 1,059	1,063,027		$ 1,064,086
Share-based compensation (in shares)	10,583,157			10,583,157
Shares issued in connection with business combination	$ 563	561,937		$ 562,500
Shares issued in connection with business combination (in shares)	5,625,000
Relative fair value of warrants to purchase Common Stock issued in connection with promissory notes		324,872		324,872
Net loss			(2,264,560)	(2,264,560)
Balance, at end at Dec. 31, 2016	$ 12,616	42,603,490	(36,815,063)	$ 5,801,043
Balance, at end (in shares) at Dec. 31, 2016	126,156,189			126,156,189
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	$ 78	136,908		$ 136,986
Share-based compensation (in shares)	788,001			788,001
Net loss			(1,108,910)	$ (1,108,910)
Balance, at end at Mar. 31, 2017	$ 12,694	$ 42,740,398	$ (37,923,973)	$ 4,829,119
Balance, at end (in shares) at Mar. 31, 2017	126,944,190			126,944,190